GOODWILL (Details Narrative)			12 Months Ended
	Dec. 27, 2019 USD ($)	Dec. 27, 2019 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 27, 2019 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Purchase price	$ 214,415	¥ 1,500,000
Goodwill			$ 2,695,000	$ 2,774,000	$ 3,010,000
Impairment during the period
FAW Jilin [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 2,735,000					¥ 19,133,000